Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Common Shares	Preferred Shares	Additional Paid-in Capital	Retained Earnings/(Deficit)	Accumulated Deficit Other Comprehensive Income	Attributable to Non-controlling Interest	Total
Balance at Dec. 31, 2018	$ 2		$ 22,117	$ 6,407	$ 1,191	$ 12,896	$ 42,613
Balance (in Shares) at Dec. 31, 2018	19,221,609
Retroactive application of recapitalization	$ (2)		2
Retroactive application of recapitalization (in Shares)	(12,901,544)
Balance at December 31, 2018 (effect of recapitalization)			22,119	6,407	1,191	12,896	42,613
Balance at December 31, 2018 (effect of recapitalization) (in Shares)	6,320,065
Conversion of Series C convertible debentures			22,364				22,364
Conversion of Series C convertible debentures (in Shares)	837,345
Class C preferred stock issuance			28,824				28,824
Class C preferred stock issuance (in Shares)	1,131,824
Stock-based compensation expense			1,522				1,522
Stock option exercise			132				132
Stock option exercise (in Shares)	14,796
Investment in subsidiaries			1,752			(1,752)
Issuance of Rock Cliff Capital warrants			717				717
Other comprehensive income				1,191	(1,191)
Net loss				(39,530)		(6,450)	(45,980)	[1],[2]
Balance at Dec. 31, 2019			77,431	(31,933)		4,695	50,193
Balance (in Shares) at Dec. 31, 2019	8,304,030
Balance at December 31, 2019 (as previously reported)	$ 2	$ 1	77,428	(31,933)		4,695	50,193
Balance at December 31, 2019 (as previously reported) (in Shares)	19,266,609	5,988,957
Retroactive application of recapitalization	$ (2)	$ (1)	3
Retroactive application of recapitalization (in Shares)	(10,962,579)	(5,988,957)
Stock issuances, Class D preferred shares			18,087				18,087
Stock issuances, Class D preferred shares (in Shares)	2,574,374
Stock-based compensation expense			1,652				1,652
Stock-based compensation expense (in Shares)
Purchase and cancellation of stock, Class C preferred shares			(6,250)				(6,250)
Purchase and cancellation of stock, Class C preferred shares (in Shares)	(233,788)
Stock option exercise			20				$ 20
Stock option exercise (in Shares)	88,707						88,706
Issuance of common shares upon vesting of RSUs (in Shares)	2,989
Net loss				(36,675)			$ (36,675)	[3]
Share exchange (in Shares)	717,085
Conversion of Convertible Debentures			9,850				9,850
Conversion of Convertible Debentures (in Shares)	984,567
Common shares issued for exercise of warrants			3				3
Common shares issued for exercise of warrants (in Shares)	300,000
Conversion of the redeemable non-controlling interest			4,695			(4,695)
Conversion of the redeemable non-controlling interest (in Shares)	1,562,339
Business combination and PIPE financing			77,635				77,635
Business combination and PIPE financing (in Shares)	10,582,721
Accretion of Class D preferred shares to liquidation preference on automatic conversion			10,219	(10,219)
Reclassifications and other			763	(967)			(204)
Balance at Dec. 31, 2020			$ 194,105	$ (79,794)			$ 114,311
Balance (in Shares) at Dec. 31, 2020	24,883,024

[1]	Loss before income taxes of $45,884 plus loss from equity investment of $96.
[2]	See Note 3. for information on the reclassification adjustment of December 31, 2019.
[3]	Loss before income taxes of $36,671 plus loss from equity investment of $4.